Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Feb. 27, 2015
Document Effective Date	Mar. 02, 2015
Prospectus Date	Feb. 27, 2015
Becker Value Equity Fund | Retail Class
Risk/Return:
Trading Symbol	BVEFX
Becker Value Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	BVEIX